QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS - (unaudited)

December 31, 2015

COMMON STOCKS - 97.81%	Shares	Fair Value

AMBULATORY HEALTH CARE SERVICES - 9.07%
U.S. Physical Therapy, Inc.	12,500	$671,000

COMPUTER PROGRAMMING - 2.68%
Computer Task Group, Inc.	30,000	198,600

DIVERSIFIED MANUFACTURING - 1.51%
Summer Infant, Inc.	50,000	111,500

FOOD MANUFACTURING - 6.24%
Inventure Foods, Inc.	65,000	461,500

HEALTH CARE MANUFACTURING - 19.54%
Atricure, Inc.	25,000	561,000
Cardiovascular Systems, Inc.	30,000	453,600
LeMaitre Vascular, Inc.	25,000	431,250

		1,445,850

HEALTH CARE DRUGS/SERVICES - 13.66%
DepoMed, Inc.	30,000	543,900
NeoGenomics, Inc.	50,000	393,500
Sequenon, Inc.	45,000	73,800

		1,011,200

HEALTH CARE SUPPLIES - 5.32%
AxoGen Corp.	60,000	300,000
Cogentrix Medical, Inc.	72,662	93,734

		393,734

HEALTH CARE SUPPORT - 9.29%
BioTelemetry, Inc.	15,000	175,200
Rockwell Medical, Inc.	50,000	512,000

		687,200

IT SERVICES - 2.31%
Perficient, Inc.	10,000	171,200

NEWSPAPER, PERIODICAL, BOOK, AND
DIRECTORY PUBLISHING - 5.13%
The E.W. Scripps Co.	20,000	380,000

OIL & GAS - 4.60%
Synergy Resources Corp.	40,000	340,800

POLLUTION CONTROL EQUIPMENT - 1.35%
LiqTech International, Inc.	100,000	100,000

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS - (unaudited)

December 31, 2015

SOFTWARE SERVICES - 17.11%
Digital Turbine, Inc.	40,000	53,200
ePlus, Inc.	11,000	1,025,860
InnterWorkings, Inc.	25,000	187,500

		1,266,560

TOTAL COMMON STOCKS - 97.81%		7,239,144

MONEY MARKET FUND - 2.16%
Fidelity Prime Fund #690 Money Market Fund 0.10%**	159,522	159,522

TOTAL INVESTMENTS - 99.97%		7,398,666
Liabilities, in excess of other assets - 0.03%		2,416

NET ASSETS - 100.00%		$7,401,082

*Effective 7 day yield as of December 31, 2015

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

	Level 1	Level 2	Level 3

		Other Significant
	Quoted Prices	Observable Inputs		Total

Common Stocks	$7,239,144	-	-	$7,239,144
Money Market	159,522	-	-	159,522

	$7,398,666	-	-	$7,398,666

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2015.

At December 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,677,709 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,021,631
Gross unrealized depreciation	(460,196)

Net unrealized appreciation	$3,561,435

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2016

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 25, 2016